Bank and Other Borrowings (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Interest expense	$ 4,491	$ 16,482	$ 25,550	$ 30,393	$ 36,196